UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

June 30, 2009
 unaudited

Common stocks — 89.64%	Shares	Value (000)

FINANCIALS — 16.18%
Banco Santander, SA1	107,686,453	$1,299,141
Prudential PLC[1]	102,569,135	697,578
Housing Development Finance Corp. Ltd.[1]	12,629,346	618,983
AXA SA1	32,235,604	609,229
HSBC Holdings PLC (Hong Kong)[1]	60,610,143	507,931
Deutsche Bank AG1	8,008,504	487,184
Société Générale[1]	8,306,094	453,031
Industrial and Commercial Bank of China Ltd., Class H1	627,089,000	435,525
Banco Bradesco SA, preferred nominative	29,261,450	432,210
BNP Paribas SA1	6,613,827	429,059
Itaú Unibanco Banco Múltiplo SA, preferred nominative	13,878,300	219,987
Itaú Unibanco Banco Múltiplo SA (ADR)	10,580,185	167,484
DLF Ltd.[1]	55,250,000	358,668
Royal Bank of Scotland Group PLC[1,2]	559,351,819	355,533
Bank of China Ltd., Class H1	719,731,000	341,056
Credit Suisse Group AG1	6,204,071	283,357
UBS AG1,2	21,987,562	269,148
QBE Insurance Group Ltd.[1]	15,215,601	242,838
China Life Insurance Co. Ltd., Class H1	60,775,000	224,417
Ping An Insurance (Group) Co. of China, Ltd., Class H1	32,990,500	222,522
Türkiye Garanti Bankasi AS1,2	80,820,000	217,371
Erste Bank der oesterreichischen Sparkassen AG1	7,587,515	206,086
Barclays PLC[1]	43,849,607	204,141
HDFC Bank Ltd.[1]	5,921,258	184,104
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	181,878
State Bank of India[1]	4,906,336	179,027
Sun Hung Kai Properties Ltd.[1]	13,714,000	170,711
Sampo Oyj, Class A1	8,602,515	162,281
Skandinaviska Enskilda Banken AB, Class A1,2	35,872,000	157,648
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	125,591
Fairfax Financial Holdings Ltd.	94,114	23,480
Australia and New Zealand Banking Group Ltd.[1]	10,814,963	143,006
DnB NOR ASA[1,2]	17,045,000	130,431
Banco do Brasil SA, ordinary nominative	12,030,500	129,870
Bank of Nova Scotia	3,200,000	119,522
TrygVesta A/S1	1,991,000	117,493
China Construction Bank Corp., Class H1	150,650,000	116,478
UniCredit SpA[1,2]	42,415,248	108,632
Oversea-Chinese Banking Corp. Ltd.[1]	23,386,000	107,593
Lloyds Banking Group PLC[1]	93,075,544	107,064
Ayala Land, Inc.[1]	631,283,600	105,864
Swire Pacific Ltd., Class A1	10,270,000	103,416
Sumitomo Mitsui Financial Group, Inc.[1]	2,450,000	99,069
Standard Chartered PLC[1]	5,107,988	96,160
PartnerRe Holdings Ltd.	1,395,000	90,605
ING Groep NV, depository receipts[1]	8,000,000	80,495
Topdanmark A/S1,2	673,550	78,736
Unibail-Rodamco, non-registered shares[1]	490,000	73,149
Türkiye Is Bankasi AS, Class C1	22,902,458	66,986
Macquarie Group Ltd.[1]	1,996,000	62,709
Daito Trust Construction Co., Ltd.[1]	1,315,000	61,723
Samsung Fire & Marine Insurance Co., Ltd.[1]	400,000	58,932
Hang Lung Properties Ltd.[1]	16,885,000	55,742
Allianz SE1	585,000	54,079
Swedbank AB, Class A1,2	6,865,000	39,964
National Bank of Greece SA1,2	1,754,305	48,049
Kerry Properties Ltd.[1]	4,420,730	19,652
Shinhan Financial Group Co., Ltd.[1,2]	662,620	16,663
Hana Financial Holdings[1]	159,370	3,404
Grupo Financiero Banorte, SAB de CV, Series O	800,000	1,943
		12,764,628

HEALTH CARE — 11.30%
Bayer AG, non-registered shares[1]	36,103,750	1,938,007
Roche Holding AG1	11,648,765	1,585,603
Novartis AG1	32,613,325	1,325,700
Novo Nordisk A/S, Class B1	23,502,400	1,277,728
Teva Pharmaceutical Industries Ltd. (ADR)	23,429,100	1,155,992
UCB SA1,3	10,179,479	326,209
Merck KGaA[1]	2,913,558	296,943
Smith & Nephew PLC[1]	38,030,000	281,808
CSL Ltd.[1]	7,145,000	184,715
Richter Gedeon NYRT[1]	849,000	152,179
Terumo Corp.[1]	2,800,000	123,250
Lonza Group Ltd.[1]	1,047,012	104,037
AstraZeneca PLC (Sweden)[1]	1,613,559	71,626
Essilor International[1]	1,427,000	68,100
Nobel Biocare Holding AG1	1,201,965	26,363
		8,918,260

TELECOMMUNICATION SERVICES — 10.66%
América Móvil, SAB de CV, Series L (ADR)	47,128,000	1,824,796
América Móvil, SAB de CV, Series L	31,090,000	60,042
Telefónica, SA1	57,285,000	1,298,521
Koninklijke KPN NV1	54,193,876	746,325
MTN Group Ltd.[1]	32,238,200	495,878
SOFTBANK CORP.[1]	25,438,900	493,996
Bharti Airtel Ltd.[1,2]	27,612,975	462,872
China Mobile Ltd.[1]	37,100,000	372,041
NTT DoCoMo, Inc.[1]	214,506	313,277
China Telecom Corp. Ltd., Class H1	398,500,000	197,048
Telekom Austria AG, non-registered shares[1]	12,351,203	193,190
Vodafone Group PLC[1]	98,629,919	190,556
OJSC Mobile TeleSystems (ADR)	4,789,800	176,887
Teléfonos de México, SAB de CV, Class L (ADR)	10,223,200	165,718
France Télécom SA1	7,210,099	163,763
China Unicom (Hong Kong) Ltd.[1]	122,340,000	163,029
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	216,859,200	160,743
Portugal Telecom, SGPS, SA1	15,795,000	154,630
Philippine Long Distance Telephone Co.[1]	3,036,260	151,107
Iliad SA1	1,497,000	145,362
Singapore Telecommunications Ltd.[1]	69,650,824	143,796
Telmex Internacional, SAB de CV, Class L (ADR)	9,987,400	126,341
KDDI Corp.[1]	19,600	103,909
Orascom Telecom Holding SAE (GDR)[1,2]	2,151,450	57,477
Telekomunikacja Polska SA1	10,001,227	48,577
		8,409,881

CONSUMER STAPLES — 8.93%
Anheuser-Busch InBev NV1	39,768,464	1,439,258
Nestlé SA1	23,852,000	900,658
Tesco PLC[1]	115,307,773	671,758
British American Tobacco PLC[1]	21,049,999	581,232
Danone SA1	10,881,168	537,944
Pernod Ricard Co.[1]	6,798,189	429,047
L’Oréal SA1	5,125,800	383,638
Koninklijke Ahold NV1	24,513,000	281,588
METRO AG1	5,634,069	269,237
Shoppers Drug Mart Corp.	6,110,100	262,747
Unilever NV, depository receipts[1]	10,601,000	255,759
Diageo PLC[1]	14,489,500	207,982
SABMiller PLC[1]	10,022,000	203,922
Wal-Mart de México, SAB de CV, Series V	64,835,718	191,381
Beiersdorf AG1	3,887,000	183,175
Woolworths Ltd.[1]	6,090,626	128,821
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	61,453
Unilever PLC[1]	2,526,750	59,264
		7,048,864

CONSUMER DISCRETIONARY — 8.51%
Honda Motor Co., Ltd.[1]	24,802,250	679,079
Industria de Diseño Textil, SA1	12,714,674	610,839
Toyota Motor Corp.[1]	16,154,300	610,670
British Sky Broadcasting Group PLC[1]	62,627,805	469,589
Daimler AG1	11,753,778	425,138
Daimler AG (New York registered)	250,000	9,067
adidas AG1,3	11,373,000	433,216
Cie. Générale des Établissements Michelin, Class B1	5,532,894	316,126
H & M Hennes & Mauritz AB, Class B1	5,357,000	267,765
Fiat SpA[1,2]	24,595,000	249,429
Peugeot SA1,2	9,361,900	246,863
OPAP SA1	8,701,490	231,021
Yamada Denki Co., Ltd.[1]	3,442,150	199,982
Swatch Group Ltd, non-registered shares[1]	973,900	156,684
Swatch Group Ltd[1]	853,360	27,995
Porsche Automobil Holding SE, nonvoting preferred[1]	2,310,403	155,211
Mediaset SpA[1]	27,444,198	154,279
Renault SA1,2	3,919,765	144,660
Nikon Corp.[1]	8,220,000	141,304
Marks and Spencer Group PLC[1]	26,751,800	134,954
Esprit Holdings Ltd.[1]	22,716,700	126,494
Belle International Holdings Ltd.[1]	124,891,000	109,652
Kingfisher PLC[1]	35,677,216	104,539
Suzuki Motor Corp.[1]	3,946,333	88,239
Hyundai Motor Co.[1]	1,344,390	78,009
Vivendi SA1	3,180,000	76,150
Crown Ltd.[1]	12,550,000	73,151
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	68,000
Carnival PLC[1]	2,500,000	66,306
Techtronic Industries Co. Ltd.[1,3]	86,710,000	59,554
JCDecaux SA1,2	3,528,700	56,142
GEOX SpA[1]	6,352,000	45,454
News Corp., Class A	4,152,946	37,833
Carphone Warehouse Group PLC[1]	12,230,000	32,007
DSG international PLC[1]	43,448,571	16,491
Li & Fung Ltd.[1]	5,650,000	15,104
		6,716,996

ENERGY — 8.18%
OAO Gazprom (ADR)[1]	58,766,345	1,197,481
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	21,256,340	871,085
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	6,700,860	223,541
Reliance Industries Ltd.[1,2]	14,650,000	619,892
Royal Dutch Shell PLC, Class B1	10,430,000	263,191
Royal Dutch Shell PLC, Class A1	3,195,000	79,756
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	65,762
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	50,190
TOTAL SA1	7,860,100	425,584
BP PLC[1]	40,941,863	323,822
Eni SpA[1]	12,857,000	304,907
Saipem SpA, Class S1	12,466,566	304,218
Canadian Natural Resources, Ltd.	5,611,300	295,359
China National Offshore Oil Corp.[1]	215,288,100	265,110
Suncor Energy Inc.	7,500,000	228,193
JSC KazMunaiGas Exploration Production (GDR)[1]	8,300,000	157,949
Sasol Ltd.[1]	3,518,000	123,758
StatoilHydro ASA[1]	4,828,320	95,324
Petro-Canada	2,300,000	88,874
Nexen Inc.	4,030,233	87,608
OAO LUKOIL (ADR)[1]	1,789,000	79,929
Woodside Petroleum Ltd.[1]	1,945,813	67,442
Acergy SA1	6,511,000	64,257
Cairn India Ltd.[1,2]	12,812,190	62,262
OGX Petróleo e Gás Participações SA, ordinary nominative	113,500	57,802
PetroChina Co. Ltd., Class H1	46,600,000	51,413
		6,454,709

INFORMATION TECHNOLOGY — 7.60%
SAP AG1	23,240,795	936,673
SAP AG (ADR)	4,812,500	193,414
Samsung Electronics Co., Ltd.[1]	1,919,259	889,866
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	14,893
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	357,197,753	594,078
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,793,756	54,519
HTC Corp.[1]	33,891,100	477,138
HOYA CORP.[1,3]	23,734,700	475,203
Murata Manufacturing Co., Ltd.[1]	9,068,800	384,357
Canon, Inc.[1]	11,353,300	369,496
Hirose Electric Co., Ltd.[1,3]	2,547,000	270,782
Mediatek Incorporation[1]	17,493,000	208,340
Nokia Corp.[1]	10,742,400	156,721
Nokia Corp. (ADR)	1,268,300	18,492
Konica Minolta Holdings, Inc.[1]	14,585,000	151,542
Hon Hai Precision Industry Co., Ltd.[1]	42,139,743	129,872
STMicroelectronics NV1	15,000,000	112,491
Redecard SA, ordinary nominative	6,510,000	100,039
Delta Electronics, Inc.[1]	35,673,101	80,837
ASML Holding NV1	3,440,222	74,595
ASML Holding NV (New York registered)	189,333	4,099
Ibiden Co., Ltd.[1]	2,695,200	75,284
Nippon Electric Glass Co., Ltd.[1]	6,750,000	75,237
Tencent Holdings Ltd.[1]	5,340,400	62,184
Rohm Co., Ltd.[1]	850,000	61,735
Acer Inc.[1]	13,885,000	24,066
		5,995,953

MATERIALS — 7.11%
Xstrata PLC[1]	57,481,953	633,656
Linde AG1	6,128,200	503,667
Syngenta AG1	1,974,315	458,697
ArcelorMittal[1]	12,908,136	423,789
POSCO[1]	1,011,890	335,502
Holcim Ltd.[1,2]	4,999,999	284,959
Impala Platinum Holdings Ltd.[1]	11,915,488	264,176
Shin-Etsu Chemical Co., Ltd.[1]	5,202,600	240,271
Potash Corp. of Saskatchewan Inc.	2,350,000	218,668
CRH PLC[1]	8,295,817	190,130
Rio Tinto PLC[1]	5,397,775	187,822
Anglo American PLC[1]	4,500,000	131,249
Anglo American PLC (ZAR denominated)[1]	1,615,000	46,878
Akzo Nobel NV1	3,555,000	156,388
BHP Billiton Ltd.[1]	5,435,000	148,996
BASF SE1	3,610,000	143,944
Vale SA, ordinary nominative (ADR)	8,000,000	141,040
Yamana Gold Inc.	15,813,000	140,651
BHP Billiton PLC[1]	6,000,000	135,462
First Quantum Minerals Ltd.	2,402,129	116,232
Kumba Iron Ore Ltd.[1]	4,650,000	109,446
L’Air Liquide SA, non-registered shares[1]	1,186,000	108,568
Nitto Denko Corp.[1]	2,971,400	90,033
Israel Chemicals Ltd.[1]	7,620,000	75,037
Titan Cement Co. SA1	2,283,000	60,102
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	4,719,526	44,080
Rio Tinto Ltd.[1]	990,000	41,444
Barrick Gold Corp.	1,050,000	35,228
JSR Corp.[1]	1,922,800	32,766
Givaudan SA1	45,332	27,784
Sterlite Industries (India) Ltd. (ADS)	2,167,019	26,958
Stora Enso Oyj, Class R1,2	5,094,843	26,877
Koninklijke DSM NV1	515,979	16,161
JSC Uralkali (GDR)[1]	524,500	8,448
Rhodia SA1,2	945,833	7,145
		5,612,254

INDUSTRIALS — 6.01%
Siemens AG1	9,308,400	644,218
Ryanair Holdings PLC (ADR)[2]	19,373,900	550,025
Schneider Electric SA1	5,234,626	400,215
Alstom SA1	6,037,000	357,194
Capita Group PLC[1]	24,182,005	284,949
AB Volvo, Class B1	39,639,500	245,597
FANUC LTD[1]	2,995,000	238,961
Orkla AS1	31,283,900	227,774
Qantas Airways Ltd.[1,3]	127,259,300	205,341
Vestas Wind Systems A/S1,2	2,626,668	188,874
Scania AB, Class B1	12,546,800	124,856
Scania AB, Class A1	449,780	4,400
Sandvik AB1	16,394,000	122,131
ABB Ltd[1,2]	7,722,100	121,611
Wolseley PLC[1,2]	6,057,291	115,744
Komatsu Ltd.[1]	7,500,000	115,098
Geberit AG1	885,000	109,128
SMC Corp.[1]	994,500	106,588
Bharat Heavy Electricals Ltd.[1]	2,206,400	101,686
BAE Systems PLC[1]	17,282,285	96,423
Vallourec SA1	535,000	65,022
Deutsche Lufthansa AG1	5,000,000	62,832
Air France[1]	4,810,000	61,647
Vinci S.A.[1]	1,240,833	55,671
Finmeccanica SpA[1]	3,023,000	42,644
Mitsubishi Corp.[1]	2,000,000	36,728
SembCorp Industries Ltd[1]	15,448,000	32,131
Metso Oyj[1]	1,250,000	23,407
		4,740,895

UTILITIES — 3.73%
GDF Suez[1]	17,863,103	667,111
RWE AG1	5,287,108	417,254
E.ON AG1	7,357,000	261,048
Hongkong Electric Holdings Ltd.[1]	43,010,000	239,265
Fortum Oyj[1]	8,308,112	189,444
Hong Kong and China Gas Co. Ltd.[1]	89,197,250	187,488
China Resources Power Holdings Co. Ltd.[1]	71,978,000	159,335
Veolia Environnement[1]	5,226,164	154,347
Electricité de France SA1	3,018,000	147,122
Red Eléctrica de Corporación, SA1	2,917,000	131,934
Gas Natural SDG, SA1	7,033,125	128,059
Public Power Corp. SA1,2	5,547,068	114,130
SUEZ Environnement Co.[1]	6,138,253	107,608
Cheung Kong Infrastructure Holdings Ltd.[1]	10,689,000	37,489
		2,941,634

MISCELLANEOUS — 1.43%
Other common stocks in initial period of acquisition		1,129,279

Total common stocks (cost: $68,081,604,000)		70,733,353

		Value
Preferred stocks — 0.26%	Shares	(000)

FINANCIALS — 0.26%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	134,445,000	$131,757
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	28,974,000	28,535
Woori Bank 6.208%[4,5]	30,950,000	22,505
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	50,295,000	20,605
Shinhan Bank 5.663% 2035[5]	2,690,000	1,870
Shinhan Bank 6.819% 2036[5]	600,000	417
		205,689

Total preferred stocks (cost: $216,170,000)		205,689

Rights — 0.06%

MISCELLANEOUS — 0.06%
Other rights in initial period of acquisition		45,608

Total rights (cost: $53,128,000)		45,608

	Principal amount
Bonds & notes — 0.56%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.23%
Brazilian Treasury Bill 0% 2010	BRL219,500	107,240
Brazil (Federal Republic of) 10.00% 2012[1]	50,000	24,823
Brazil (Federal Republic of) Global 6.00% 2017	$10,000	10,315
Brazil (Federal Republic of) Global 8.25% 2034	6,150	7,334
Brazil (Federal Republic of) Global 7.125% 2037	5,000	5,450
Brazil (Federal Republic of) Global 11.00% 2040	18,000	23,508
		178,670

CONSUMER DISCRETIONARY — 0.12%
DaimlerChrysler North America Holding Corp. 4.875% 2010	4,250	4,254
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	11,620	11,863
DaimlerChrysler North America Holding Corp. 7.75% 2011	8,080	8,424
DaimlerChrysler North America Holding Corp. 7.30% 2012	17,648	18,286
DaimlerChrysler North America Holding Corp. 6.50% 2013	52,910	53,835
		96,662

ENERGY — 0.08%
Gaz Capital SA 7.343% 2013	1,900	1,843
Gaz Capital SA 8.146% 2018	35,280	32,281
Gazprom International SA 7.201% 2020[6]	22,819	21,850
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,875	5,728
Gaz Capital SA 7.288% 2037	6,300	4,756
		66,458

CONSUMER STAPLES — 0.08%
British American Tobacco International Finance PLC 9.50% 2018[4]	54,775	64,483

FINANCIALS — 0.05%
Westfield Group 7.125% 2018[4]	42,735	39,727

Total bonds & notes (cost: $370,187,000)		446,000

Short-term securities — 9.72%

Freddie Mac 0.18%–1.00% due 7/20/2009–2/3/2010	1,513,605	1,512,452
U.S. Treasury Bills 0.17%–0.44% due 7/2–10/22/2009	1,468,850	1,468,427
Federal Home Loan Bank 0.165%–0.75% due 7/8/2009–1/8/2010	1,343,000	1,342,494
Fannie Mae 0.15%–0.70% due 7/13–11/16/2009	823,012	822,701
International Bank for Reconstruction and Development 0.48%–0.50% due 9/15–9/22/2009	191,800	191,687
Caisse d’Amortissement de la Dette Sociale 0.45%–0.63% due 7/13–8/21/2009	153,900	153,869
Canada Bills 0.24%–0.40% due 10/6–10/20/2009	132,802	132,674
Park Avenue Receivables Co., LLC 0.23%–0.25% due 7/10–7/16/2009[4]	100,000	99,991
Jupiter Securitization Co., LLC 0.30% due 7/7/2009[4]	25,500	25,499
KFW 0.25%–0.32% due 8/25–9/9/2009[4]	122,700	122,635
British Columbia (Province of) 0.22%–0.39% due 7/23–9/18/2009	118,900	118,870
Toronto-Dominion Holdings USA Inc. 0.22%–0.30% due 7/14–9/18/2009[4]	105,600	105,554
Nestlé Capital Corp. 0.22% due 8/10/2009[4]	100,000	99,980
Total Capital SA 0.24% due 9/16–9/18/2009[4]	100,000	99,975
Province of Ontario 0.25% due 9/17/2009	100,000	99,903
BNP Paribas Finance Inc. 0.24%–0.40% due 8/11–8/18/2009	96,800	96,745
Denmark (Kingdom of) 0.31%–0.35% due 7/1/2009	91,750	91,749
General Electric Capital Corp., FDIC insured, 0.70% due 7/13/2009	75,000	74,994
Abbott Laboratories 0.20%–0.23% due 8/4–8/5/2009[4]	75,000	74,986
Rabobank USA Financial Corp. 0.30%–0.40% due 7/31–9/3/2009	75,000	74,977
Coca-Cola Co. 0.22%–0.30% due 7/10–7/14/2009[4]	71,035	71,029
Procter & Gamble International Funding S.C.A. 0.20% due 8/20/2009[4]	66,400	66,383
Private Export Funding Corp. 0.35%–0.50% due 7/2–7/24/2009[4]	65,500	65,497
CBA (Delaware) Finance Inc. 0.32%–0.33% due 9/4/2009	65,043	64,994
Pfizer Inc 0.25%–0.26% due 9/10–9/11/2009[4]	61,500	61,464
Johnson & Johnson 0.25% due 9/28/2009[4]	56,900	56,859
Unilever Capital Corp. 0.19%–0.22% due 7/14–9/14/2009[4]	52,000	51,976
Calyon North America Inc. 0.23% due 7/9/2009	50,000	49,997
Westpac Banking Corp. 0.54% due 7/6/2009[4]	50,000	49,995
Thunder Bay Funding, LLC 0.25% due 7/15/2009[4]	50,000	49,995
National Australia Bank Ltd. 0.475% due 7/27/2009[4]	50,000	49,989
Société Générale North America, Inc. 0.80% due 7/17/2009	50,000	49,986
Bank of Nova Scotia 0.26% due 8/13/2009	50,000	49,984
Emerson Electric Co. 0.22% due 9/2/2009[4]	50,000	49,972
ING (U.S.) Funding LLC 0.23% due 7/7/2009	32,000	31,999
Citigroup Funding Inc., FDIC insured, 0.25% due 7/27/2009	21,900	21,898
Tennessee Valley Authority 0.185% due 9/17/2009	19,500	19,489
DaimlerChrysler North America Holding Corp. 7.20% due 9/1/2009	3,000	3,014

Total short-term securities (cost: $7,672,913,000)		7,674,682

Total investment securities (cost: $76,394,002,000)		79,105,332
Other assets less liabilities		(192,989)

Net assets		$78,912,343

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $61,588,128,000, which represented 78.05% of the net assets of the fund. This amount includes $61,371,410,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,509,391,000, which represented 1.91% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	CAD = Canadian dollars
ADS = American Depositary Shares	BRL = Brazilian reais	ZAR = South African rand

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)

HOYA CORP.	26,989,700	—	(3,255,000)	23,734,700	$1,208	$475,203
adidas AG	6,843,000	4,530,000	—	11,373,000	5,344	433,216
UCB SA	10,179,479	—	—	10,179,479	10,656	326,209
Hirose Electric Co., Ltd.	2,547,000	—	—	2,547,000	—	270,782
Qantas Airways Ltd.	127,259,300	—	—	127,259,300	—	205,341
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	336	59,554
Housing Development Finance Corp. Ltd.*	15,436,346	—	(2,807,000)	12,629,346	—	—
HTC Corp.*	38,751,100	650,000	(5,510,000)	33,891,100	—	—
Ryanair Holdings PLC (ADR)*	19,373,900	—	—	19,373,900	—	—

					$17,544	$1,770,305
*Unaffiliated issuer at 6/30/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more an independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$1,310,692	$11,453,936	*	$—	$12,764,628
Health care	1,155,992	7,762,268	*	—	8,918,260
Telecommunication services	2,353,784	6,056,097	*	—	8,409,881
Consumer staples	454,128	6,594,736	*	—	7,048,864
Consumer discretionary	114,900	6,602,096	*	—	6,716,996
Energy	1,968,414	4,486,295	*	—	6,454,709
Information technology	370,563	5,625,390	*	—	5,995,953
Materials	722,857	4,889,397	*	—	5,612,254
Industrials	550,025	4,190,870	*	—	4,740,895
Utilities	—	2,941,634	*	—	2,941,634
Miscellaneous	214,302	914,977	*	—	1,129,279
Preferred stocks	—	205,689		—	205,689
Rights	—	45,608	*	—	45,608
Bonds & notes	—	446,000		—	446,000
Short-term securities	—	7,674,682		—	7,674,682
Total	$9,215,657	$69,889,675		$—	$79,105,332

	Beginning value at 4/1/2009	Net sales	Net realized loss	Net unrealized appreciation	Ending value at 6/30/2009

Investment securities	$47,255	$(85,796)	$(143,948)	$182,489	$—

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $61,371,410,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,607,049
Gross unrealized depreciation on investment securities	(9,131,569)
Net unrealized appreciation on investment securities	2,475,480
Cost of investment securities for federal income tax purposes	76,629,852

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-0809O-S21438

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: August 28, 2009